Scudder Investments

One South Street

Baltimore, MD 21202

January 2, 2004

VIA EDGAR

US Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	Scudder Investors Trust (File Nos. 333-65661 and 811-09057)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Scudder Investors Trust that the prospectus and Statement of Additional Information dated January 1, 2004 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 15 filed electronically on December 29, 2003.

Please contact me at (410) 895-3875 with your questions or comments.

Sincerely,

/s/ Tammie Lee, Esq.

Tammie Lee, Esq.